Apr. 01, 2021
First Trust International Equity Opportunities ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus, the “Average Annual Total Returns for the Periods Ended December 31, 2020” table is deleted in its entirety and replaced with the following:

Average Annual Total Returns for the Periods Ending December 31, 2020

	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes	72.27%	21.83%	15.71%	11/4/2014
Return After Taxes on Distributions	72.11%	21.28%	15.18%
Return After Taxes on Distributions and Sale of Shares	42.76%	17.56%	12.51%
IPOX® International Index (reflects no deduction for fees, expenses or taxes)	73.78%	22.83%	16.61%
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)	7.59%	7.64%	5.41%
MSCI ACWI World ex USA Index(1) (reflects no deduction for fees, expenses or taxes)	10.65%	8.93%	5.82%

(1)	On April 1, 2021, the Fund’s benchmark changed from the MSCI World ex USA Index to the MSCI ACWI World ex USA Index, because the Advisor believes that the MSCI ACWI World ex USA Index better reflects the investment strategies of the Fund.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
FOR FUTURE REFERENCE